Operating costs - Other external charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Analysis of income and expense [abstract]
Research and development expenditure	£ 40	£ 34	£ 35
Maintenance and repairs expense	£ 107	£ 105	£ 103